Share-based Payments - Schedule of Number and Weighted Average Fair Value of Restricted Shares (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of sharebased payment [line items]
Number of shares, opening balance
Number of shares, granted		61,469	68,639
Number of shares, vested	(38,286)
Number of shares, ending balance	34,320
Restricted shares [member]
Disclosure of sharebased payment [line items]
Number of shares, opening balance | shares	253,000	308,000	272,000
Number of shares, granted | shares	104,000	92,000	158,000
Number of shares, vested | shares	(147,000)	(124,000)	(118,000)
Number of shares, forfeited | shares	(40,000)	(23,000)	(4,000)
Number of shares, ending balance | shares	170,000	253,000	308,000
Weighted average grant date value, opening balance | $	$ 29.51	$ 25.76	$ 24.16
Weighted average grant date value, granted | $	47.14	35.49	28.02
Weighted average grant date value, vested | $	27.84	25.66	25.05
Weighted average grant date value, forfeited | $	30.98	23.67	27.38
Weighted average grant date value, ending balance | $	$ 41.39	$ 29.51	$ 25.76